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                 CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF

                                AIM TRIMARK FUND

                          Supplement dated May 3, 2004
      to the Prospectus dated March 1, 2004, as revised April 30, 2004 and as supplemented April 30, 2004


Effective May 3, 2004, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 4 of the Prospectus:

         "The subadvisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

         o Tye Bousada (lead manager), Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the subadvisor and/or its affiliates since 1999. From 1996 to 1999, he was an investment analyst and portfolio manager with Ontario Teachers' Pension Plan Board.

         o Dana Love, Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the subadvisor and/or its affiliates since 1999. From 1997 to 1998, he was a full-time student.

               More information on the fund's management team may be found on our website (http://www.aiminvestments.com/teams). The website is not a part of this prospectus."
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                          INSTITUTIONAL CLASS SHARES OF

                            AIM TRIMARK ENDEAVOR FUND
                                AIM TRIMARK FUND
                        AIM TRIMARK SMALL COMPANIES FUND

                          Supplement dated May 3, 2004
      to the Prospectus dated March 1, 2004, as revised April 30, 2004 and as supplemented April 30, 2004


Effective May 3, 2004, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS - TRIMARK" on page 4 of the Prospectus:

         o "Tye Bousada (lead manager), Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the subadvisor and/or its affiliates since 1999. From 1996 to 1999, he was an investment analyst and portfolio manager with Ontario Teachers' Pension Plan Board.

         o Dana Love, Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the subadvisor and/or its affiliates since 1999. From 1997 to 1998, he was a full-time student.

               More information on the fund's management team may be found on our website (http://www.aiminvestments.com/teams). The website is not a part of this prospectus."